9. Commitment and Contigency	1 Months Ended
Feb. 28, 2014
Notes
9. Commitment and Contigency	9. COMMITMENT AND CONTIGENCY There was no commitment or contingency to disclose during the period from inception (January 22, 2014) to February 28, 2014.